Summary of Per Share Amounts (Detail) - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Weighted average ordinary shares used in calculating basic and diluted earnings per share [abstract]
Net loss – basic and diluted	$ (34,293)	$ (177,386)
Weighted average shares outstanding – basic	13,546	13,315
Weighted average shares outstanding – diluted	13,546	13,315